Plant and equipment - Plant and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$ 503,908	$ 489,591
Leasehold improvements [Member]
Property, Plant and equipment, gross	64,298
Accumulated Depreciation	28,851
Property, plant and equipment	35,447	39,707
Computer and office equipment [Member]
Property, Plant and equipment, gross	984,478
Accumulated Depreciation	727,946
Property, plant and equipment	256,532	247,572
Fixtures and fittings [Member]
Property, Plant and equipment, gross	288,725
Accumulated Depreciation	237,873
Property, plant and equipment	50,852	54,465
Vehicles [Member]
Property, Plant and equipment, gross	102,500
Accumulated Depreciation	45,357
Property, plant and equipment	57,143	63,382
Computer software [Member]
Property, Plant and equipment, gross	222,924
Accumulated Depreciation	118,990
Property, plant and equipment	$ 103,934	$ 84,465